ACQUISITION, TECHNOLOGY AND OTHER ASSETS (Details 2) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 21, 2016	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 5,580,704
Amortization of Intangible Assets		$ 71,053	$ 92,949	$ 323,905	$ 550,080
Intangible Assets, Net (Excluding Goodwill)		4,635,666		4,706,719	5,030,624
Patents and exclusive License Agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years 8 months 26 days
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,306,031
Amortization of Intangible Assets		33,522		134,126	126,375
Intangible Assets, Net (Excluding Goodwill)		1,012,008		1,045,530	1,179,656
Trademark [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	Indefinite
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 2,505,907
Amortization of Intangible Assets		0		0	0
Intangible Assets, Net (Excluding Goodwill)		2,505,907		2,505,907	2,505,907
Customer relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 1,431,680
Amortization of Intangible Assets		35,792		143,206	134,931
Intangible Assets, Net (Excluding Goodwill)		1,117,751		1,153,543	1,296,749
Non compete agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 61,366
Amortization of Intangible Assets		1,739		30,709	28,918
Intangible Assets, Net (Excluding Goodwill)		0		1,739	32,448
Assembled Workforce [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 275,720
Amortization of Intangible Assets		0		15,864	259,856
Intangible Assets, Net (Excluding Goodwill)		$ 0		$ 0	$ 15,864